Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive "compensation actually paid" (or "CAP") to the Company's principal executive officer ("PEO") and non-PEO named executive officers (the "Non-PEO NEOs"), and certain aspects of the financial performances of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our CD&A.
Pay Versus Performance Table(1)

					Value of Fixed $100 Investment Based on:(4)
Year(2)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Shareholder Return ("TSR")(5) ($)	Peer Group TSR ($)(6)	Net Loss ($ Millions)
2025	$13,500,438	$(3,871,460)	$4,416,435	$(1,136,830)	166	152	(739)
2024	$10,479,038	$9,847,186	$3,939,128	$3,731,890	534	113	(846)
2023	$6,819,189	$22,153,967	$2,633,253	$7,527,058	611	112	(408)
2022	$5,971,479	$9,969,149	$1,905,190	$3,167,612	198	104	(570)

Named Executive Officers, Footnote	Dr. Vlad Coric served as the PEO for 2025, 2024, 2023, and the period from the closing of the Separation on October 3, 2022 through December 31, 2022. Our Non-PEO NEOs for (i) 2025, 2024 and 2023 were Matthew Buten, Kim Gentile and Dr. Bruce Car, and (ii) 2022, for the period from the closing of the Separation on October 3, 2022 through December 31, 2022, were Matthew Buten and Dr. Bruce Car.
Peer Group Issuers, Footnote	"Peer Group" represents the S&P Biotechnology ETF, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 13,500,438	$ 10,479,038	$ 6,819,189	$ 5,971,479
PEO Actually Paid Compensation Amount	$ (3,871,460)	9,847,186	22,153,967	9,969,149
Adjustment To PEO Compensation, Footnote	These amounts represent compensation paid to Dr. Coric and an average for our Non-PEO NEOs for each corresponding fiscal year in the "Total" column of the Summary Compensation Table, adjusted as follows:

	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$13,500,438	$4,416,435
Minus share award and option award value reported in SCT for the covered year	(12,102,523)	(3,610,537)
Plus vesting-date fair value of equity awards granted during year that vested during year	3,025,631	902,634
Plus year end fair value of equity awards granted during the covered year that remain outstanding and unvested as of last day of the covered year	2,129,048	635,148
Change in fair value from the last day of prior year to vesting date of unvested equity awards granted in any prior year that vested during year	(6,076,797)	(1,959,004)
Change in fair value from the last day of prior year to last day of the covered year of outstanding and unvested equity awards	(4,347,257)	(1,521,506)
Compensation Actually Paid	$(3,871,460)	$(1,136,830)

Non-PEO NEO Average Total Compensation Amount	$ 4,416,435	3,939,128	2,633,253	1,905,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,136,830)	3,731,890	7,527,058	3,167,612
Adjustment to Non-PEO NEO Compensation Footnote	These amounts represent compensation paid to Dr. Coric and an average for our Non-PEO NEOs for each corresponding fiscal year in the "Total" column of the Summary Compensation Table, adjusted as follows:

	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$13,500,438	$4,416,435
Minus share award and option award value reported in SCT for the covered year	(12,102,523)	(3,610,537)
Plus vesting-date fair value of equity awards granted during year that vested during year	3,025,631	902,634
Plus year end fair value of equity awards granted during the covered year that remain outstanding and unvested as of last day of the covered year	2,129,048	635,148
Change in fair value from the last day of prior year to vesting date of unvested equity awards granted in any prior year that vested during year	(6,076,797)	(1,959,004)
Change in fair value from the last day of prior year to last day of the covered year of outstanding and unvested equity awards	(4,347,257)	(1,521,506)
Compensation Actually Paid	$(3,871,460)	$(1,136,830)

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship between CAP for the PEO and Non-PEO NEOs and our TSR, and compares our TSR over the four most recently completed fiscal years to that of the S&P Biotechnology ETF over the same period. The four-year compensation history of the PEO and Average Non-PEO NEO shows that the disclosed CAP aligns with Biohaven’s TSR which outperformed the S&P Biotechnology ETF TSR for 2022, 2023, and 2024. Biohaven's TSR and CAP values both declined in 2025, further illustrating the alignment of the two metrics. The TSR values are based on a $100 investment made on October 3, 2022. The CAP values are strongly influenced by Biohaven's stock price due to the significant portion of share-based incentive compensation in our executive compensation program, intended to align our executives' interests with those of our shareholders.
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* $100 invested on October 3, 2022, the closing of the Separation, in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Compensation Actually Paid vs. Net Income	The graph below illustrates the relationship between CAP for the PEO and Average Non-PEO NEOs and our net loss during the four most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures other than TSR for purposes of determining CAP. Similar to many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, this disclosure does not present a Company-Selected Measure in the table above, nor a Tabular List of our most important financial metrics.
Total Shareholder Return Amount	$ 166	534	611	198
Peer Group Total Shareholder Return Amount	152	113	112	104
Net Income (Loss)	$ (739)	$ (846)	$ (408)	$ (570)
PEO Name	Dr. Vlad Coric
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v) and as described in footnote 4 below.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Total Shareholder Return is cumulative for the measurement periods beginning on October 3, 2022, the closing of the Separation, and ending on December 31 of each 2025, 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,102,523)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,129,048
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,347,257)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,025,631
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,076,797)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,610,537)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	635,148
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,521,506)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,634
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,959,004)